Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans	$ 10,370	$ 10,145	$ 9,564
Loans held for sale	200	246	277
Investment securities	1,820	1,601	1,606
Other interest income	249	166	91
Total interest income	12,639	12,158	11,538
Interest Expense
Deposits	840	928	1,202
Short-term borrowings	531	548	539
Long-term debt	1,145	1,103	1,279
Total interest expense	2,516	2,579	3,020
Net interest income	10,123	9,579	8,518
Provision for credit losses	2,343	4,356	5,557
Net interest income after provision for credit losses	7,780	5,223	2,961
Noninterest Income
Credit and debit card revenue	1,073	1,091	1,055
Corporate payment products revenue	734	710	669
Merchant processing services	1,355	1,253	1,148
ATM processing services	452	423	410
Trust and investment management fees	1,000	1,080	1,168
Deposit service charges	659	710	970
Treasury management fees	551	555	552
Commercial products revenue	841	771	615
Mortgage banking revenue	986	1,003	1,035
Investment products fees and commissions	129	111	109
Securities gains (losses), net
Realized gains (losses), net	4	13	147
Total other-than-temporary impairment	(60)	(157)	(1,000)
Portion of other-than-temporary impairment recognized in other comprehensive income	25	66	402
Total securities gains (losses), net	(31)	(78)	(451)
Other	1,011	731	672
Total noninterest income	8,760	8,360	7,952
Noninterest Expense
Compensation	4,041	3,779	3,135
Employee benefits	845	694	574
Net occupancy and equipment	999	919	836
Professional services	383	306	255
Marketing and business development	369	360	378
Technology and communications	758	744	673
Postage, printing and supplies	303	301	288
Other intangibles	299	367	387
Other	1,914	1,913	1,755
Total noninterest expense	9,911	9,383	8,281
Income before income taxes	6,629	4,200	2,632
Applicable income taxes	1,841	935	395
Net income	4,788	3,265	2,237
Net (income) loss attributable to noncontrolling interests	84	52	(32)
Net income attributable to U.S. Bancorp	4,872	3,317	2,205
Net income applicable to U.S. Bancorp common shareholders	$ 4,721	$ 3,332	$ 1,803
Earnings per common share	$ 2.47	$ 1.74	$ 0.97
Diluted earnings per common share	$ 2.46	$ 1.73	$ 0.97
Dividends declared per common share	$ 0.50	$ 0.20	$ 0.20
Average common shares outstanding	1,914	1,912	1,851
Average diluted common shares outstanding	1,923	1,921	1,859